Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain measures of the Company’s financial performance. SEC rules prescribe the disclosure included in this section; however, the information does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and the pay of its NEOs.

For Fiscal 2025, and for the fiscal years ended March 31, 2024, 2023, 2022, and 2021, the Compensation Committee did not utilize any benchmarking measure and traditionally has not recommended that compensation be tied directly to a specific performance measurement, market value of the Company’s Voting Common Stock or Non-Voting Common Stock, or benchmark related to any established peer or industry group. For a description of the Company’s compensation philosophy, objectives and other relevant policies and its determination of compensation for the Company’s executive officers for Fiscal 2025, see “Compensation Discussion and Analysis” in this Proxy Statement. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for non-PEO NEOs (1) ($)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)(3) ($)	Total shareholder return ($)		Peer Group Total Shareholder Return (4) ($)	Net income ($)	Moving and Storage EBITDA (5) ($)
(a)	(b)	(c)	(d)	(e)	(f)		(g)	(h)	(i)
2025	1,025,045	1,012,282	621,238	606,016	UHAL	227.22	190.71	367,090	1,619,714
					UHAL.B	205.74

2024	1,015,068	1,018,532	620,427	624,630	UHAL	234.80	209.66	628,707	1,567,985
					UHAL.B	231.81

2023	1,011,616	1,012,158	632,132	632,820	UHAL	207.37	186.73	924,472	1,817,521
					UHAL.B	179.70

2022	1,011,744	1,011,423	617,660	617,100	UHAL	207.14	210.58	1,124,362	2,052,723
					UHAL.B	207.14

2021	997,545	1,014,417	562,506	578,547	UHAL	212.07	189.22	610,856	1,517,815
					UHAL.B	212.07

(1)
Edward J. Shoen was PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each of the fiscal years ended March 31, 2023, 2022, and 2021 were Jason A. Berg, Chief Financial Officer of U-Haul Holding Company; John C. Taylor, President of U-Haul; Samuel J. Shoen, U-Box Project Manager; and Laurence J. De Respino, former General Counsel of U-Haul Holding Company through May 2023. The Non-PEO named executive officers for the fiscal yar ended March 31, 2024 were Jason A. Berg, John C. Taylor, Samuel J. Shoen (each holding the same positions as in the fiscal years ended March 31, 2023, 2022, and 2021), and Mark A. Haydukovich, former President of Oxford Life Insurance Company through April 2024. The Non-PEO named executive officers for Fiscal 2025 were Jason A. Berg, John C. Taylor, Samuel J. Shoen (each holding the same positions as in the fiscal years ended March 31, 2024, 2023, 2022, and 2021), and Douglas M. Bell, President of Repwest Insurance Company.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” columns of the Summary Compensation Table for each year from the “Total” column of the Summary Compensation Table and then: (i) adding the fair value as of the end of the fiscal year shown of all awards granted during such fiscal year; (ii) subtracting from the fair value as of the end of the prior fiscal year the amount equal to the fair value at the end of the prior fiscal year; and (iii) adding the fair value of the prior fiscal year awards granted using the closing price for the fiscal year shown. The following tables reflect the adjustments made to the Summary Compensation Table total compensation to compute CAP for our PEO and average CAP for our non-PEO NEOs. Our fiscal year begins on April 1 of each calendar year and ends on March 31 of the following year. For example, Fiscal 2025 began on April 1, 2024, and ended on March 31, 2025. Equity values are calculated in accordance with FASB ASC Topic 718.

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Subtract Equity Awards ($)	Add Fiscal Year End Value of Current Year Equity Awards ($)	Subtract Fiscal Year End Value of Prior Year Equity Awards ($)	Change in Value of Prior Equity Awards ($)	Total Compensation Actually Paid ($)
2025	PEO	1,025,045	(20,041)	19,609	(10,944)	(1,387)	1,012,282
	Non-PEO	621,238	(22,388)	21,798	(12,986)	(1,646)	606,016
2024	PEO	1,015,068	(10,064)	12,331	(9,036)	10,233	1,018,532
	Non-PEO	620,427	(12,730)	15,305	(11,276)	12,904	624,630
2023	PEO	1,011,616	(8,487)	9,036	(9,420)	9,413	1,012,158
	Non-PEO	632,132	(10,579)	11,276	(11,062)	11,053	632,820
2022	PEO	1,011,744	(9,740)	9,420	(58)	57	1,011,423
	Non-PEO	617,660	(11,514)	11,062	(4,225)	4,117	617,100
2021	PEO	997,545	(41)	58	(15,207)	32,062	1,014,417
	Non-PEO	562,506	(2,983)	4,225	(13,351)	28,150	578,547

(4)
The Peer Group TSR set forth in this table reflects the Dow Jones US Transportation Average Index which we also utilize in the stock performance graph required by Item 201(e)(1)(ii) of Regulation S-K included in our Annual Report for the year ended March 31, 2025. The comparison assumes $100 was invested for the period starting April 1, 2020, through the end of the listed year in the Company and in the Dow Jones US Transportation Average Index, respectively and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
(5)
Earnings before interest, taxes, depreciation, and amortization for our Moving and Storage segment ("Moving and Storage EBITDA"), is a non-GAAP financial measure as defined under SEC rules. We determined Moving and Storage EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in Fiscal 2025 and the fiscal years ended March 31, 2024 and 2023. Moving and Storage EBITDA may not have been the most important financial performance measure for the fiscal years ended March 31, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

The following supplemental information is a reconciliation of Moving and Storage EBITDA to net earnings. The Company believes that widely accepted measures of operating profitability, such as earnings before interest, taxes, depreciation, and amortization, improve the transparency of the Company's disclosures and provide a meaningful presentation of the Company's results from its core business operations excluding the impact of items not related to the Company's ongoing core business operations and improve the period-to-period comparability of the Company's results from its core business operations. This non-GAAP financial measure is not a substitute for GAAP financial results and should only be considered in conjunction with the Company's financial information that is presented in accordance with GAAP.

Moving and Storage EBITDA Calculations	Twelve	Twelve	Twelve	Twelve	Twelve
(In thousands, unaudited)	Months	Months	Months	Months	Months
	March 31,	March 31,	March 31,	March 31,	March 31,
	2025	2024	2023	2022	2021

Net earnings	367,090	628,707	924,472	1,124,362	610,856
Income tax expense (benefit)	94,747	194,398	285,627	338,119	174,869
Fees on early extinguishment of debt and costs of defeasance	495	-	1,009	956	-
Interest expense	296,721	257,187	224,999	168,491	164,592
Other interest income	(59,489)	(120,501)	(70,992)	(3,135)	(2,259)
Other components of net periodic benefit costs	1,488	1,458	1,216	1,120	987
Net (gains) losses on disposal of real estate	15,758	7,914	5,596	(4,120)	3,281
Depreciation, net of gains on disposals	958,184	663,931	486,795	482,752	609,930
Earnings from subsidiaries	(55,280)	(65,109)	(41,201)	(55,822)	(44,441)
Moving and Storage EBITDA	1,619,714	1,567,985	1,817,521	2,052,723	1,517,815

Named Executive Officers, Footnote
(1)
Edward J. Shoen was PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each of the fiscal years ended March 31, 2023, 2022, and 2021 were Jason A. Berg, Chief Financial Officer of U-Haul Holding Company; John C. Taylor, President of U-Haul; Samuel J. Shoen, U-Box Project Manager; and Laurence J. De Respino, former General Counsel of U-Haul Holding Company through May 2023. The Non-PEO named executive officers for the fiscal yar ended March 31, 2024 were Jason A. Berg, John C. Taylor, Samuel J. Shoen (each holding the same positions as in the fiscal years ended March 31, 2023, 2022, and 2021), and Mark A. Haydukovich, former President of Oxford Life Insurance Company through April 2024. The Non-PEO named executive officers for Fiscal 2025 were Jason A. Berg, John C. Taylor, Samuel J. Shoen (each holding the same positions as in the fiscal years ended March 31, 2024, 2023, 2022, and 2021), and Douglas M. Bell, President of Repwest Insurance Company.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table reflects the Dow Jones US Transportation Average Index which we also utilize in the stock performance graph required by Item 201(e)(1)(ii) of Regulation S-K included in our Annual Report for the year ended March 31, 2025. The comparison assumes $100 was invested for the period starting April 1, 2020, through the end of the listed year in the Company and in the Dow Jones US Transportation Average Index, respectively and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,025,045,000	$ 1,015,068,000	$ 1,011,616,000	$ 1,011,744,000	$ 997,545,000
PEO Actually Paid Compensation Amount	1,012,282,000	1,018,532,000	1,012,158,000	1,011,423,000	1,014,417,000
Non-PEO NEO Average Total Compensation Amount	621,238,000	620,427,000	632,132,000	617,660,000	562,506,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 606,016,000	624,630,000	632,820,000	617,100,000	578,547,000
Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”). The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between Compensation Actually Paid and Net Income. The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during each of the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between Compensation Actually Paid and Moving and Storage EBITDA. The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Moving and Storage EBITDA (in thousands) during each of the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between Company TSR and Peer Group TSR. The following chart compares our cumulative TSR over each of the five most recently completed fiscal years to that of the Dow Jones US Transportation Average Index over the same period.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures. The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for Fiscal 2025 to Company performance. The measures in this table are not ranked.

Most Important Financial Measures
Moving and Storage EBITDA
Moving and Storage Combined Moving Transactions and Occupied Storage Unit Count
Moving and Storage Operating Cash Flows

Peer Group Total Shareholder Return Amount	$ 190,710	209,660	186,730	210,580	189,220
Net Income (Loss)	$ 367,090,000	$ 628,707,000	$ 924,472,000	$ 1,124,362,000	$ 610,856,000
Company Selected Measure Amount	1,619,714	1,567,985	1,817,521	2,052,723	1,517,815
PEO Name	Edward J. Shoen	Edward J. Shoen	Edward J. Shoen	Edward J. Shoen	Edward J. Shoen
Measure:: 1
Pay vs Performance Disclosure
Name	Moving and Storage EBITDA
Non-GAAP Measure Description	Earnings before interest, taxes, depreciation, and amortization for our Moving and Storage segment ("Moving and Storage EBITDA"), is a non-GAAP financial measure as defined under SEC rules. We determined Moving and Storage EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in Fiscal 2025 and the fiscal years ended March 31, 2024 and 2023. Moving and Storage EBITDA may not have been the most important financial performance measure for the fiscal years ended March 31, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Moving and Storage Combined Moving Transactions and Occupied Storage Unit Count
Measure:: 3
Pay vs Performance Disclosure
Name	Moving and Storage Operating Cash Flows
U-HAULB [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	$ 205,740	$ 231,810	$ 179,700	$ 207,140	$ 212,070.00
U-HAUL [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	227,220	234,800	207,370	207,140	212,070.00
PEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,041,000)	(10,064,000)	(8,487,000)	(9,740,000)	(41,000)
PEO | Fiscal Year End Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,609,000	12,331,000	9,036,000	9,420,000	58,000
PEO | Fiscal Year End Value Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,944,000)	(9,036,000)	(9,420,000)	(58,000)	(15,207,000)
PEO | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,387,000)	10,233,000	9,413,000	57,000	32,062,000
Non-PEO NEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,388,000)	(12,730,000)	(10,579,000)	(11,514,000)	(2,983,000)
Non-PEO NEO | Fiscal Year End Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,798,000	15,305,000	11,276,000	11,062,000	4,225,000
Non-PEO NEO | Fiscal Year End Value Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,986,000)	(11,276,000)	(11,062,000)	(4,225,000)	(13,351,000)
Non-PEO NEO | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,646,000)	$ 12,904,000	$ 11,053,000	$ 4,117,000	$ 28,150,000